Capital Stock (Detail) - USD ($)		1 Months Ended	3 Months Ended	12 Months Ended
	Oct. 19, 2015	Jun. 30, 2015	Jun. 30, 2015	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2017	Mar. 11, 2016	Jul. 22, 2015	Jun. 19, 2015	Jun. 17, 2015	Mar. 16, 2015	Mar. 15, 2015
Preferred Stock, Shares Authorized				1,000,000	1,000,000	1,000,000					3,000,000	10,000,000
Common Stock, Shares Authorized											30,000,000	500,000,000
Stockholders' Equity, Reverse Stock Split		7:1 reverse split
Common Stock, Voting Rights				Each share of Class B common stock has 10 votes for each share held, while our Class A common stock has one vote per share.
Stock and warrants issued to related parties for cash, Value			$ 10,000,000		$ 24,500,000
Share Price									$ 10
Proceeds from Issuance of Private Placement					14,500,000
Shares Issued, Price Per Share				$ 10.15
Proceeds from issuance of stock to related parties				$ 30,462,729	$ 24,500,000
Warrant
Exercise Price of Warrants				$ 10
Warrant Expiration Date				Jun. 18, 2025
Exercise Price Range, Upper Range Limit					$ 10
Exercise Price Range, Lower Range Limit					$ 8
Warrant | N10PerShareMember
Warrants Outstanding					$ 103,032
Warrant | N8PerShareMember
Warrants Outstanding					$ 2,524
Preferred Stock
Preferred Stock, Shares Authorized							1,000,000
Common Class B
Common Stock, Shares Authorized	1,300,000			1,161,116	1,161,116	1,161,116	1,161,116			12,000,000
Common Class A
Common Stock, Shares Authorized	28,700,000			18,838,884	18,838,884	18,838,884	11,000,000			18,000,000
Stock and warrants issued to related parties for cash, Shares				4,114,415
Stock and warrants issued to related parties for cash, Value				$ 41,761,318
Share Price								$ 10
FormerControllingStockholderMember
Capital contribution to the Company					$ 5,163
MajorityStockholders12Member | Warrant
Stock and warrants issued to related parties for cash, Shares				50,000
MajorityStockholders12Member | Common Class B
Stock and warrants issued to related parties for cash, Shares			500,000
BoulderadoPartnersLlcMember
Stock and warrants issued to related parties for cash, Shares					250,000
MagnoliaCapitalFundLpMember
Stock and warrants issued to related parties for cash, Shares					1,200,000
StockholdersMember
Stock and warrants issued to related parties for cash, Shares				2,906,403
Shares Issued, Price Per Share				$ 10.15
Extinguishment of Debt, Amount				$ 106,028
Proceeds from issuance of stock to related parties				$ 29,499,990
StockholdersMember | Common Class A
Stock issued for cash, Shares	5,223
Board of directors
Stock and warrants issued to related parties for cash, Shares				3,001,254
Proceeds from issuance of stock to related parties				$ 30,462,729